SUBSEQUENT EVENTS (Details Narrative) - USD ($)						1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 19, 2024	Jan. 09, 2024	Jan. 08, 2024	Mar. 24, 2023	Oct. 22, 2021	Feb. 29, 2024	Jan. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 15, 2024	Dec. 31, 2021
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									559,839
Debt Instrument, Unamortized Discount									$ 49,489	$ 392,883
Proceeds from Related Party Debt									80,000
Other Liabilities, Current									$ 3,182	$ 1,197		$ 179
Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					11,250
Warrants and Rights Outstanding, Term					5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					11,250
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 40.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrant or Right, Reason for Issuance, Description				Company offered a short-term inducement to the Company’s warrant holders in which the Company will issue one share of the Company’s common stock in exchange for each two warrants returned to the Company to be cancelled. All other terms of the original grants remain the same
Nimber of warrants exchanged				222,476
Stock Issued During Period, Shares, New Issues				111,238
Debt Instrument, Convertible, If-converted Value in Excess of Principal								$ 970,200
Convertible Debt								$ 882,000
Debt Conversion, Description								January through March 2024 based on $1.00 for each $0.90909 paid by the previous noteholder and
Debt Conversion, Converted Instrument, Warrants or Options Issued								161,700
Shares Issued, Price Per Share								$ 10.00
Debt Instrument, Convertible, Conversion Price								$ 6.00
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited		64,100
Stockholders' Equity, Reverse Stock Split	one-for-forty reverse stock split
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Proceeds from Related Party Debt							$ 25,000
Other Liabilities, Current											$ 105,000
Subsequent Event [Member] | Convertible Promissory Note [Member] | Brio Capital Master Fund Ltd. [Member]
Subsequent Event [Line Items]
Debt Conversion, Description			based on $1.00 for each $0.90909 paid by Brio
Debt Instrument, Convertible, Conversion Price			$ 6.00
Debt instrument, face amount			$ 44,000
Debt Instrument, Maturity Date			Jan. 08, 2025
Warrants and Rights Outstanding, Term			5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			7,333
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 10.00
Proceeds from Convertible Debt			$ 40,000
Debt Instrument, Unamortized Discount			$ 4,000
Subsequent Event [Member] | 2024 Convertible Notes [Member]
Subsequent Event [Line Items]
Debt Conversion, Description						in February 2025 based on $1.00 for each $0.90909 paid by the noteholder
Debt Instrument, Convertible, Conversion Price						$ 6.00
Debt instrument, face amount						$ 50,050
Warrants and Rights Outstanding, Term			5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						8,343
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 10.00
Cash						$ 45,500